Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Alto Tiete [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 202,823	R$ 219,096
Sao Lourenco [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 2,216,444	R$ 2,386,192